Warrants and Options	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Warrants and Options

Note 13 - Warrants and Options

Warrants

Convertible Note Warrants: During the year ended December 31, 2023, the Company issued a total of 2,260,000 warrants with an exercise price of between $1.00 and $2.79 with five-year terms in connection with two convertible promissory notes (see Note 10).

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	211%	0.0432

PIPE Warrants: On January 19, 2023, in a private placement, the Company entered into a Securities Purchase Agreement (the “PIPE Agreement”) with certain purchasers, for the issuance of 8,631,574 common stock warrants (the “PIPE Offering”) at a price of $0.125 per warrant, comprised of two common stock warrants (the “Common Warrants,”), each to purchase up to one share of Common Stock per Common Warrant with an exercise price of $1.00 per share, with (a) 4,315,787 Common Warrants being immediately exercisable for three years following 6 months from the closing of the PIPE Offering, and (b) 4,315,787 Common Warrants being immediately exercisable for five years following 6 months from the closing of the PIPE Offering. On February 15, 2023, the Company filed an S-1 Registration Statement (File No. 333-269794) covering the underlying shares of the Warrants.

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
1/23/2023	$2,311,614	3	$1.00	$0.65	287%	0.0388
1/23/2023	$2,602,996	5	$1.00	$0.65	371%	0.0361

During the year ended December 31, 2023, the Company entered into four Investor Relations Consulting Agreements under the terms of which the Company issued a total of 1,000,000 five-year warrants, with an exercise price between $1.00 and $1.40. The Company recorded an expense of $364,960 in connection with this issuance.

				Market
	Relative			Price
Reporting	Fair	Term	Exercise	on Grant	Volatility	Risk-free
Date	Value	(Years)	Price	Date	Percentage	Rate
08/10-08/21/23	$364,960	5	$1.00-1.40	$0.87-1.18	151%	0.0421-0.0465
10/05/2023	$545,703	5	$1.00-6.00	$1.05	152%	0.0468

The following tables summarize all warrants outstanding as of September 30, 2024, and December 31, 2023, and the related changes during the period.

Exercise price is the weighted average for the respective warrants and end of period.

	Number of	Exercise
	Warrants	Price

Balance at December 31, 2022	15,958,126	$1.74
Warrants issued in Public Offering	9,260,554	0.093
Warrants issued for services	1,000,000	1.23
Warrants exercised in connection with Convertible notes	(1,200,000)	0.093
Warrants exercised in connection with public offering	(10,266,845)	0.093
Balance at December 31, 2023	14,751,835	$2.06
Warrants exercised in connection with public offering	(2,950,127)	1.40
Balance at September 30, 2024	11,801,708	$3.46

Warrants Exercisable at September 30, 2024	11,801,708	$3.46

Stock Options

During the year ended December 31, 2023, the Company entered into five employment and director agreements under the terms of which the Company issued 400,000 five-year options, with quarterly vesting, with an exercise price between $0.49 and $1.13 and 50,000 three-year options, immediately vesting with an exercise price of $0.46. The total fair value of the options is $202,638. The fair value of the options is being amortized over the vesting period. The Company recognized $39,444 expense for the year ended December 31, 2023.

During the nine months ended September 30, 2024, the Company entered into nine consulting agreements under the terms of which the Company issued 5,120,000 options with vesting periods from immediate to one year with an exercise price between $1.00 and $2.37 and terms from five to ten years. The total fair value of the options totals $10,637,862. The Company recognized $6,585,000 expense for the nine months ended September 30, 2024.

Also during the nine months ended September 30, 2024, the Company granted 5,555,000 options to officers, director and employees of the Company. These options have vesting periods from immediate to three years with an exercise price between $1.06 and $2.01 and terms of five years. The total fair value of the options totals $6,734,614. The Company recognized $6,202,291 expense for the nine months ended September 30, 2024.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

Reporting	Number of	Term	Exercise	Market Price on Grant	Volatility	Fair
Date	Options	(Years)	Price	Date	Percentage	Value
7/10 – 8/1/23	450,000	3 - 5	$0.46-1.13	$0.46-1.13	158-160%	$271,547
1/17 – 3/27/24	4,745,000	5 - 10	$2.19-2.37	$2.19-2.37	155-162%	$10,278,150
1/16 – 3/11/24	5,420,000	2.5	$1.57-1.96	$1.57-1.96	119-121%	$6,633,848
6/14 – 6/14/24	75,000	5	$1.17	$1.17	155%	$81,186
5/16 – 6/26/24	135,000	2.5	$1.06-1.44	$1.06-1.44	120%	$100,765
09/10 – 09/1/24	300,000	5	$1.00	$.928	158%	$278,526